Segment Reporting - Revenue reconciliation table (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 42,820	$ 53,566	$ 22,378	$ 8,392	$ 5,677	$ 5,401	$ 4,663	$ 2,975	$ 127,156	$ 18,716	$ 16,992
Solar Energy
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									127,156	18,716	16,992
Solar Energy | United States and Puerto Rico
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									87,502	18,716	16,992
Solar Energy | Chile
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									23,130	0	0
Solar Energy | United Kingdom
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									15,890	0	0
Solar Energy | Canada
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									$ 634	$ 0	$ 0